City National Rochdale Short Term Emerging Markets Debt Fund
summary City National Rochdale Short Term Emerging Markets Debt Fund
INVESTMENT GOAL
The City National Rochdale Short Term Emerging Markets Debt Fund (the "Fund") seeks to generate interest income and preserve capital in order to achieve positive total returns.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	City National Rochdale Short Term Emerging Markets Debt Fund Class Y
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	City National Rochdale Short Term Emerging Markets Debt Fund Class Y
Management Fees	0.50%
Distribution (12b-1) Fee	none
Shareholder Servicing Fee	0.25%
Other Fund Expenses	0.26%	[1]
Total Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.01%
Fees waived and/or expenses reimbursed	(0.01%)	[2]
Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	1.00%	[2]
[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.00% of the average daily net assets of the Class Y shares of the Fund. This agreement is in effect until the Fund liquidates, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
City National Rochdale Short Term Emerging Markets Debt Fund | Class Y | USD ($)	102	544

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Fund's net assets (plus any borrowings for investment purposes) consists of bonds and other debt instruments issued by corporate, municipal, sovereign, sub-sovereign and quasi-sovereign issuers in emerging market countries. In particular, the Fund invests principally in short-term high yield debt instruments (also known as "junk bonds") of corporate and sovereign issuers in or operating principally in emerging market countries. The Fund's investments in securities of emerging market issuers may include securities of companies operating principally in frontier markets. Although there is no minimum amount of the Fund's assets that is required to be invested in frontier market issuers, the Fund expects such investments will not typically exceed 15% of its net assets.

The Fund considers a company to be operating principally in an emerging market or frontier market country if (i) the company is incorporated or has its principal business activities in such a country, or (ii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, such a country. The Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy, or if it is included in the MSCI Emerging Markets Index. The Fund considers a country to be a frontier market country if it is included in the MSCI Frontier Markets Index. The Fund principally invests in U.S. dollar denominated securities, although it may invest in securities denominated in currencies of other developed markets or in local currencies of emerging and frontier market countries. The Fund may use foreign currency forward contracts to attempt to hedge against adverse changes in currency exchange rates.

The Fund's investment strategy is to invest in corporate bonds and debentures, convertible debt securities (securities that may be exchanged, at the option of the holder, for equity securities), preferred securities, zero coupon obligations and debt securities that are issued by foreign issuers, including municipal and sovereign governments. The Fund's sub-adviser seeks to invest in securities that offer a high risk-adjusted current yield as well as total return potential. In an effort to control risks, the sub-adviser purchases investments diversified across issuers and industries. The average maturity of the Fund's investments varies, and generally the Fund will invest in bonds with maturities of no greater than two years. The Fund has no restrictions on individual security or portfolio duration. The Fund invests in fixed income securities rated at least B- by Standard & Poor's Ratings Services, at least B3 by Moody's Investors Service or at least B- by Fitch Ratings Inc. at the time of investment, or, if unrated, determined by the Fund's investment adviser, City National Rochdale, LLC (the "Adviser"), or sub-adviser to be of comparable quality. The Fund may also invest up to 10% of its net assets in securities and debt of distressed issuers, provided that the sub-adviser believes there is a strong likelihood of repayment. Although the Fund's sub-adviser considers credit ratings in selecting investments for the Fund, the sub-adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on a credit rating by a nationally recognized statistical rating organization. The sub-adviser considers, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage. The Fund may retain a security after it has been downgraded to any rating below the minimum credit ratings if the Adviser or sub-adviser determines that doing so is in the best interests of the Fund.

The Adviser and sub-adviser intend to accept investments for a period of approximately six months after the Fund's inception, after which the Fund intends to close to additional investment. A shareholder's investment will be priced at the Fund's net asset value per share on the day of the shareholder's investment, in accordance with the "Pricing of Fund Shares" section on page 19 of this Prospectus. The Adviser and sub-adviser intend to generally stop making new portfolio investments shortly after the Fund closes to new investments by investors. During the investment period the Adviser and sub-adviser intend to invest the Fund's assets pursuant to the Fund's principal investment strategies in securities with stated maturities of two years or less, which securities are intended to generate steady cash flows and principal repayments over such two-year period. The Adviser and sub-adviser intend to distribute over that two-year period recognized income and return of capital (i.e., principal repayments in respect of securities) to shareholders on a monthly basis. Generally, the Adviser and sub-adviser expect the Fund to hold each portfolio investment until maturity, although the sub-adviser may sell a security in certain circumstances including to reduce or eliminate the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities, or to raise cash to meet redemption requests. The Adviser and sub-adviser expect that the Fund will liquidate approximately two years after the approximate six-month period during which the Fund is open to investment, which will be approximately 2 ½ years after the Fund's inception.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Fund, the Adviser or the sub-adviser can guarantee that the Fund will meet its investment goal. The Fund exposes you to risks that could cause you to lose money. Here are the principal risks to consider:

Conflicts of Interest – The Adviser and its affiliates are engaged in a variety of businesses and have interests other than that of managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders.

Convertible Securities – Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities.

Credit – Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Fund. A default on a security held by the Fund could cause the value of your investment in the Fund to decline. Investments in lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Fund because it invests in fixed income securities which have lower investment quality ratings.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

Derivatives - Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.

Emerging Markets Securities – Many of the risks with respect to foreign securities are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies may also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Foreign Currency – As long as the Fund holds a foreign security, its value may be affected by the values of one or more foreign currencies relative to the U.S. dollar. For example, an issuer may issue bonds (borrow) denominated in U.S. dollars, but have revenues primarily denominated in the issuer's local currency. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency, and currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

Foreign Securities – Investments in securities of foreign issuers tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Frontier Markets Securities – Frontier market countries are a sub-set of emerging market countries the capital markets of which are less developed, generally less liquid and have lower market capitalization than those of the more developed, "traditional" emerging markets but which still demonstrate a relative market openness to and accessibility for foreign investors. Frontier market countries generally have smaller economies and even less developed capital markets with relatively newer and less tested regulatory and legal systems than traditional emerging markets, and, as a result, the risks discussed above with respect to emerging markets are magnified in frontier market countries. Securities issued by borrowers in frontier market countries are often subject to extreme price volatility and illiquidity and effects stemming from government ownership or control of parts of the private sector and of certain companies, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and relatively new and unsettled securities laws.

High Yield ("Junk") Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Interest Rate Risk of Preferred Stock – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Interest Rates –The value of fixed income securities will fall if interest rates rise. Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. Recent and potential future changes in monetary policy made by central banks and governments are likely to impact the level of interest rates.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Liquidity – High-yield bonds and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the Fund's investments to decline. It may be more difficult for the Fund to sell its investments when illiquid or the Fund may receive less than it expects to receive if the security were sold. Additionally, one or more of the instruments in which the Fund invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as may be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The sales price the Fund may receive for an illiquid security may differ from the Fund's valuation of the illiquid security.

Management – The Fund's performance depends on the Adviser's and the sub-adviser's skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Additionally, the prices of securities in which the Fund invests are affected by the economy. The value of the Fund's investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. In the past decade, financial markets around the world have experienced unprecedented volatility, depressed valuations, decreased liquidity and heightened uncertainty, and these market conditions may continue, recur, worsen or spread.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular bond with another, lower-yield security.

Rating Agencies – Credit ratings are issued by rating agencies, which are private entities that provide ratings of the credit quality of debt obligations. A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the issuers of the securities they rate.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Risk of Increased Expenses – Although the Adviser has agreed to limit certain of the Fund's annual total operating expenses to 1.00% of the Fund's average daily net assets for the life of the Fund, the expense cap excludes any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, and the Adviser is permitted to seek reimbursement from the Fund for fees waived or payments made to the Fund pursuant to the expense cap, subject to certain limitations. Because the Fund will be closed to additional investments after approximately six months following the Fund's inception, and the Fund intends to distribute recognized income and return of capital to shareholders over the approximate 2 ½ year life of the Fund, the Fund's total expense rate will likely increase as the Fund's assets decrease over time.

Special Situation Investments – Investments in the securities of distressed issuers ("Special Situation Investments") involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

Tax Matters – To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, the Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, to qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of and immediately after the acquisition and at the close of each quarter of the taxable year, more than 50% of the value of the Fund's assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund's assets, and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The Fund intends to generally stop making new portfolio investments shortly after the approximately six-month investment period, which may affect how it meets the diversification requirements or may cause it to inadvertently fail to satisfy the diversification requirements. Similarly, the Fund's satisfaction of the diversification requirements may affect the Fund's execution of its investment strategy. If the Fund were to fail to meet the diversification requirements, the Fund would generally be subject to federal income tax on its net income at corporate rates (without reduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, the Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes.

Volatility – Because of the speculative nature of the securities in which the Fund invests, shares of the Fund may fluctuate in price more than other bond and income funds.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.